UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22800

IVY HIGH INCOME OPPORTUNITIES FUND

(Exact Name as Specified in Charter)

6300 Lamar Avenue, Overland Park, Kansas 66202-4200

(Address of Principal Executive Office) (Zip Code)

Philip A. Shipp, 6300 Lamar Avenue, Overland Park, Kansas 66202-4200

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: (913) 236-2000

Date of fiscal year end: September 30

Date of reporting period: July 1, 2018 to June 30, 2019

IVY HIGH INCOME OPPORTUNITIES FUND

Proxy Voting Record

Vote Summary Report

Reporting Period: 07/01/2018 to 06/30/2019

Location(s): All Locations

Institution Account(s): 10 – Ivy High Income Opportunities Fund

Concordia International Corp.

Meeting Date:	11/29/2018	Country:	Canada	Primary Security ID:	20653P409
Record Date:	10/30/2018	Meeting Type:	Special	Ticker:	CXR

		Shares Voted:	11,069

Proposal Number	Proposal Text	Proponent	Mgmt Rec	Voting Policy Rec	Vote Instruction

	Meeting for Limited Voting and Restricted Limited Voting Shareholders	Mgmt

1	Change Company Name to Advanz Pharma Corp.	Mgmt	For	For	For

Cumulus Media Inc.

Meeting Date:	04/30/2019	Country:	USA	Primary Security ID:	231082801
Record Date:	03/15/2019	Meeting Type:	Annual	Ticker:	CMLS

		Shares Voted:	4,838

Proposal Number	Proposal Text	Proponent	Mgmt Rec	Voting Policy Rec	Vote Instruction

1.1	Elect Director Mary G. Berner	Mgmt	For	For	For

1.2	Elect Director David M. Baum	Mgmt	For	For	For

1.3	Elect Director Matthew C. Blank	Mgmt	For	For	For

1.4	Elect Director Thomas H. Castro	Mgmt	For	For	For

1.5	Elect Director Joan Hogan Gillman	Mgmt	For	For	For

1.6	Elect Director Andrew W. Hobson	Mgmt	For	For	For

1.7	Elect Director Brian G. Kushner	Mgmt	For	For	For

2	Advisory Vote to Ratify Named Executive Officers’ Compensation	Mgmt	For	For	For

3	Ratify PricewaterhouseCoopers LLP as Auditors	Mgmt	For	For	For

Vote Summary Report

Reporting Period: 07/01/2018 to 06/30/2019

Location(s): All Locations

Institution Account(s): 10 – Ivy High Income Opportunities Fund

Advanz Pharma Corp.

Meeting Date:	06/17/2019	Country:	Canada	Primary Security ID:	00775M104
Record Date:	05/10/2019	Meeting Type:	Annual	Ticker:	ADVZ

		Shares Voted:	9,332

Proposal Number	Proposal Text	Proponent	Mgmt Rec	Voting Policy Rec	Vote Instruction

	Meeting for Common Shareholders	Mgmt

1a	Elect Director Randall Benson	Mgmt	For	For	For

1b	Elect Director Frances Cloud	Mgmt	For	For	For

1c	Elect Director Maurice Chagnaud	Mgmt	For	For	For

1d	Elect Director Graeme Duncan	Mgmt	For	For	For

1e	Elect Director Barry Fishman	Mgmt	For	For	For

2	Approve PricewaterhouseCoopers LLP as Auditors and Authorize Board to Fix Their Remuneration	Mgmt	For	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVY HIGH INCOME OPPORTUNITIES FUND
(Registrant)

By:	/s/ Philip A. Shipp
Philip A. Shipp, Assistant Secretary

Date:	August 30, 2019

By:	/s/ Philip J. Sanders
Philip J. Sanders, President and Principal Executive Officer

Date:	August 30, 2019